Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Share Based Compensation Activity

The following is a summary of the share based compensation activity and related information for the year ended December 31, 2021:

	Options outstanding		Option exercisable
Exercise price	Number outstanding at December 31, 2021	Weighted average remaining contractual life (in years)	Number exercisable at December 31, 2021
$3.52	35,000	9.99	11,666
$9.23	394,484	9.62	14,827
$0.93	16,756	8.36	6,276
$0.64	1,066,743	8.31	360,521
$1.11	601,180	7.84	309,738
$1.59	30,650	7.43	21,070
$0.62	206,820	7.07	148,579
$0.47	95,809	6.23	89,814
$0.07	672,735	6.01	657,082
$0.46	119,835	5.83	119,835
$0.06	4,290,368	4.63	4,290,364
$0.14	2,020,924	4.16	2,020,919
	9,591,304		8,050,691

Summary of Option Allotments Under Share Based Compensation
The option allotments are as follows:

		Weighted
	Number of	average
	Options	exercise price

Outstanding - January 1, 2020	10,805,474
Granted	1,350,255	$0.74
Forfeited	(1,454,985)	$0.48
Exercised	(1,533,798)	$0.09
Outstanding - December 31, 2020	9,166,946
Granted	754,988	$0.40
Forfeited	(97,123)	$0.62
Exercised	(233,507)	$0.18
Outstanding - December 31, 2021	9,591,304
Exercisable at end of period	8,050,691

Summary of RSU activity
		Weighted
	Number of	average
	Options	exercise price

Balance at January 1, 2021	-
Granted	4,031,528	$5.21
Vested	(98,406)	$7.67
Forfeited	(94,257)	$5.60

Balance at December 31, 2021	3,838,865

Summary of Black-Scholes assumptions used to value employee options at grant dates

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2021	2020	2019

Volatility	40.6%-45.6%	38.3%-41.1%	39.2%-39.5%
Risk-free interest rate	0.6%-1.4%	0.4%-1.6%	1.6%-2.6%
Expected dividends	0.0%	0.0%	0.0%
Expected life (in years)	5.8-6.1	5.5-6.1	5.8-6.1

Summary of share based compensation expenses
	Year Ended	Year Ended	Year Ended
	December 31	December 31	December 31
	2021	2020	2019
	USD thousands	USD thousands	USD thousands

Research and development	1,103	771	575
Sales and marketing	737	406	1,306
General and administrative	1,767	263	129

	3,607	1,440	2,010